Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Key Inputs for the Valuation of the Warrant Obligation	Key inputs for the valuation of the warrant obligation upon issuance were as follows:

As of May 2, 2024
Exercise price in USD	$5.00
Share price in USD	$5.08
Risk-free interest rate	4.53%
Expected volatility (annualized)	71.77%
Expected term (years)	10.00
Dividend yield	—%
Black-Scholes value in USD	$4.06

The Company remeasures the fair value of the warrant obligation on a quarterly basis. Key inputs for the remeasurement of the warrant obligation as of June 30, 2024 were as follows:

As of June 30, 2024
Exercise price in USD	$5.00
Share price in USD	$4.58
Risk-free interest rate	4.31%
Expected volatility	73.67%
Expected term (years)	9.84
Dividend yield	—%
Black-Scholes value in USD	$3.62

Schedule of Allocation of the Loan Proceeds and Any Movements in the Liability	The following table presents the allocation of the loan proceeds and any movements in the liability for the six months ended June 30, 2024, (in USD thousands):

Loan issuance amount	$15,000
Warrant obligation	(656)
Transaction costs	(1,070)
Initial loan amortized cost	13,274

Interest expense	362
Interest paid	(291)
Currency translation adjustments	(1)
Net amortized cost as of June 30, 2024	$13,344